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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        6/30/2003
                                                ---------------------

Check here if Amendment [ ]; Amendment Number:
                                                ---------------------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   ATLANTIC TRUST CO NA
        -------------------------------------------------------

Address: 100 Federal Street
        -------------------------------------------------------
        Boston, MA 02110
        -------------------------------------------------------

        -------------------------------------------------------

Form 13F File Number: 028-10222
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Allan Kiser
        -------------------------------------------------------

Title:  Director of Compliance
        -------------------------------------------------------

Phone:  212-259-3878
        -------------------------------------------------------

Signature, Place, and Date of Signing:

/s/  Allan Kiser                 Boston, MA                  8/15/2003
-----------------------------   -------------------------     ------------------
          [Signature]                 [City, State]                  [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number       Name

                           ----------------------------------------------------
28-
   --------------------
[Repeat as necessary.]

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
                                    FORM 13F

                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                        ---------------------------------------

Form 13F Information Table Entry Total: 69
                                        ---------------------------------------

Form 13F Information Table Value Total: $175,456
                                         --------------------------------------
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.     Form 13F File Number       Name
           28-
---------     --------------------    ----------------------------------------
[Repeat as necessary.]

                      TITLE                                                                           Voting     Voting    Voting
                       OF               Value   SHARES/          SH/ PUT/                   OTHER    Authority Authority Authority
NAME OF ISSUER        CLASS   CUSIP     x$1000)  PRN       AMT  PRN  CALL INVSTMT DSCRETN  MANAGERS   -SOLE     -SHARED     -NONE
--------------        -----   -----     -------  ---       ---  ---  ---- ------- -------  --------  --------- --------- ----------
3M COMPANY COM         COM   88579Y101   2109             16349  SH       DEFINED                      16074      275        0
ABBOTT LABS            COM   002824100   1023             23370  SH       DEFINED                      22995      375        0
ALLERGAN INC COM       COM   018490102   1008             13070  SH       DEFINED                      13020       50        0
AMERICAN EXPRESS CO    COM   025816109    913             21825  SH       DEFINED                      21450      375        0
AMERICAN INTL GROUP
   INC                 COM   026874107   1880             34067  SH       DEFINED                      33546      521        0
AMGEN INC              COM   031162100   2869             43503  SH       DEFINED                      42578      925        0
AMSOUTH
   BANCORPORATION      COM   032165102   6363            291345  SH       SOLE                        291345        0        0
ANALOG DEVICES INC     COM   032654105   2512             72146  SH       DEFINED                      70671     1475        0
AUSPEX SYS INC COM     COM   052116100      2             51400  SH       SOLE                         51400        0        0
AUTOMATIC DATA
   PROCESSING          COM   053015103   1168             34506  SH       DEFINED                      33956      550        0
AVON PRODS INC         COM   054303102   2695             43320  SH       DEFINED                      42870      450        0
BERKSHIRE HATHAWAY
   INC DEL CL          COM   084670207   1324               545  SH       SOLE                           545        0        0
BIOCRYST
   PHARMACEUTICALS
   INC                 COM   09058V103     57             15796  SH       SOLE                         15796        0        0
BP P.L.C.              COM   055622104   3102             73823  SH       DEFINED                      72673     1150        0
CARDINAL HLTH INC      COM   14149Y108   1650             25660  SH       DEFINED                      25435      225        0
CATERPILLAR INC        COM   149123101    914             16430  SH       DEFINED                      16180      250        0
CHEVRONTEXACO
   CORPORATION         COM   166764100    267              3695  SH       DEFINED                       3495      200        0
CISCO SYS INC          COM   17275R102   1990            118518  SH       DEFINED                     111484     7034        0
CITIGROUP INC.         COM   172967101   2793             65263  SH       SOLE                         65263        0        0
CLEAR CHANNEL
   COMMUNICATIONS      COM   184502102   1370             32316  SH       DEFINED                      31791      525        0
COCA COLA CO           COM   191216100    245              5271  SH       SOLE                          5271        0        0
COLGATE PALMOLIVE CO   COM   194162103  59421           1025385  SH       SOLE                       1025385        0        0
COX COMMUNICATIONS
   INC NEW CL          COM   224044107   1349             42287  SH       DEFINED                      41637      650        0
DELL COMPUTER CORP
  COM                  COM   247025109   3219            101088  SH       DEFINED                      99891     1197        0
EXXON CORPORATION      COM   30231G102    904             25174  SH       SOLE                         25174        0        0
FIFTH THIRD BANCORP
  COM                  COM   316773100    988             17200  SH       DEFINED                      16925      275        0
FIRST DATA CORP        COM   319963104   2369             57168  SH       DEFINED                      56293      875        0
GENERAL ELEC CO        COM   369604103   4698            163792  SH       DEFINED                     161217     2575        0
GENUINE PARTS CO       COM   372460105    320              9985  SH       SOLE                          9985        0        0
GOLDMAN SACHS GROUP
  INC                  COM   38141G104   1525             18213  SH       DEFINED                      17913      300        0
GREY WOLF INC COM      COM   397888108    186             46000  SH       SOLE                         46000        0        0
HOME DEPOT INC         COM   437076102   2002             60435  SH       DEFINED                      59135     1300        0
I B M                  COM   459200101    239              2893  SH       SOLE                          2893        0        0
ILLINOIS TOOL WKS INC  COM   452308109   1593             24184  SH       DEFINED                      23784      400        0
INPUT/OUTPUT INC COM   COM   457652105    135             25000  SH       SOLE                         25000        0        0
INTEL CORP             COM   458140100   1142             54863  SH       DEFINED                      54138      725        0
JOHNSON & JOHNSON      COM   478160104   2970             57450  SH       DEFINED                      56780      670        0
KOMAG INC COM          COM   500453105      0             24547  SH       SOLE                         24547        0        0
LIBERTY MEDIA CORP
  SERIES A CO          COM   530718105   2663            230347  SH       SOLE                        230347        0        0
LOCKHEED MARTIN CORP
  COM                  COM   539830109   2116             44485  SH       DEFINED                      43785      700        0
LUCENT TECHNOLOGIES
  INC COM              COM   549463107     47             23272  SH       SOLE                         23272        0        0
MAXYGEN INC COM        COM   577776107    756             69140  SH       SOLE                         69140        0        0
MEDTRONIC INC          COM   585055106   3116             64962  SH       DEFINED                      63762     1200        0
MICROSOFT CORP         COM   594918104   3863            150659  SH       DEFINED                     148159     2500        0
MIDDLEBURG FINANCIAL
  CORP COM             COM   596094102   2218             39600  SH       SOLE                         39600        0        0
NETSCOUT SYS INC COM   COM   64115T104    698            130000  SH       SOLE                        130000        0        0
NOVARTIS AG - ADR      COM   66987V109   1612             40490  SH       DEFINED                      39840      650        0
NOVELLUS SYS INC COM   COM   670008101    584             15948  SH       DEFINED                      15669      279        0
PEPSICO INC            COM   713448108   2286             51375  SH       DEFINED                      50575      800        0
PFIZER INC             COM   717081103   3523            103158  SH       DEFINED                     101783     1375        0
PROCTER & GAMBLE
  COMPANY              COM   742718109    431              4832  SH       SOLE                          4832        0        0


                      TITLE                                                                           Voting     Voting    Voting
                       OF               Value   SHARES/          SH/ PUT/                   OTHER    Authority Authority Authority
NAME OF ISSUER        CLASS   CUSIP     x$1000)  PRN       AMT  PRN  CALL INVSTMT DSCRETN  MANAGERS   -SOLE     -SHARED     -NONE
--------------        -----   -----     -------  ---       ---  ---  ---- ------- -------  --------  --------- --------- ----------

PROTECTIVE LIFE CORP  COM    743674103  3754             140320 SH        SOLE                        140320      0      0
SCHLUMBERGER          COM    806857108  1366              28725 SH        DEFINED                      28275    450      0
SLM CORPORATION COM   COM    78442P106  1183              30210 SH        DEFINED                      29760    450      0
SOUTHTRUST CORP       COM    844730101  7151             264839 SH        SOLE                        264839      0      0
STAPLES INC           COM    855030102  1403              76449 SH        SOLE                         76449      0      0
SYMYX TECHNOLOGIES
  INC COM             COM    87155S108   346              21002 SH        SOLE                         21002      0      0
SYSCO CORP            COM    871829107  2223              73985 SH        DEFINED                      72835   1150      0
TARGET CORP           COM    87612E106  1821              48125 SH        DEFINED                      47325    800      0
UNITED PARCEL SVC
  INC CL B            COM    911312106  1723              27056 SH        DEFINED                      26631    425      0
UNITED TECHNOLOGIES
  CORP                COM    913017109   831              11730 SH        DEFINED                      11505    225      0
UNITEDHEALTH GROUP
  INC                 COM    91324P102  1114              22160 SH        DEFINED                      21760    400      0
UNIVERSAL INSURANCE
  HOLDING IN          COM    91359V107    58            2900000 SH        SOLE                       2900000      0      0
VERITAS SOFTWARE CO
  COM                 COM    923436109  1560              54140 SH        DEFINED                      53265    875      0
VIACOM INC CL B       COM    925524308  2950              67567 SH        DEFINED                      66467   1100      0
WAL MART STORES INC   COM    931142103  1529              28494 SH        SOLE                         28494      0      0
WALGREEN COMPANY      COM    931422109  1667              55385 SH        DEFINED                      54435    950      0
WEIS MKTS INC COM     COM    948849104   338              10885 SH        SOLE                         10885      0      0
WELLS FARGO NEW       COM    949746101  1212              24040 SH        DEFINED                      23590    450      0

LINE COUNT: 69